Revenue, Contract Balances (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net contract assets (liabilities) [Abstract]
Contract assets	€ 331.8	€ 271.8
Contract (liabilities)	(3,206.5)	(3,025.4)
NET LIABILITIES	(2,874.7)	(2,753.6)
Change [Abstract]
Contract assets	60.0
Contract (liabilities)	(181.1)
NET LIABILITIES	€ (121.1)
% change [Abstract]
Contract assets	22.00%
Contract (liabilities)	6.00%
NET LIABILITIES	4.00%
Contract liabilities [Abstract]
Revenue recognized, included in contract liabilities		2,016.8	€ 1,473.3
Revenue recognized through performance obligations satisfied in previous periods	€ 434.0	432.1	€ 727.0
Yamal LNG Plant [Member]
Net contract assets (liabilities) [Abstract]
Contract (liabilities)	€ (344.1)	€ (690.9)